Document and Entity Information - shares	9 Months Ended
	Sep. 30, 2015	Nov. 14, 2015
Document And Entity Information
Entity Registrant Name	FLUOROPHARMA MEDICAL, INC.
Entity Central Index Key	0001402785
Document Type	S-1
Document Period End Date	Sep. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		32,041,360
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2015
Trading Symbol	FPMI